Document and Entity Information	Mar. 31, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000006769
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	APACHE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4300
Entity Tax Identification Number	41-0747868
Entity Address, Address Line One	2000 Post Oak Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-4400
City Area Code	713
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
7.75% Notes Due 2029
Document And Entity Information [Line Items]
Title of 12(b) Security	7.75% Notes Due 2029
Trading Symbol	APA/29
Security Exchange Name	NYSE
New York Stock Exchange | Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	CHX
NASDAQ Global Select Market | Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NASDAQ